Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.5%

	Basic Materials — 2.8%
192,896	Axalta Coating Systems, Ltd.*	5,881,399
41,000	Cabot Corp.	2,334,130
16,680	Celanese Corp. Class A	2,528,688
70,200	Chemours Co. (The)	2,442,960
11,700	Eastman Chemical Co.	1,365,975
308,415	Element Solutions, Inc.	7,210,743
45,692	FMC Corp.	4,943,874
80,900	Huntsman Corp.	2,145,468
56,300	Koppers Holdings, Inc.*	1,821,305
25,471	Quaker Chemical Corp.(a)	6,041,467
17,400	Reliance Steel & Aluminum Co.	2,625,660
59,321	RPM International, Inc.	5,260,586
35,900	Schweitzer-Mauduit International, Inc.	1,449,642
56,300	Steel Dynamics, Inc.	3,355,480
75,500	Valvoline, Inc.	2,450,730

		51,858,107

	Communications — 3.8%
58,900	AMC Networks, Inc. Class A*	3,934,520
80,500	Cars.com, Inc.*	1,153,565
67,023	Ciena Corp.*	3,812,939
63,225	Cogent Communications Holdings, Inc.	4,861,370
108,300	Entercom Communications Corp. Class A*	466,773
53,402	ePlus, Inc.*	4,629,419
36,540	F5 Networks, Inc.*	6,820,556
89,600	Gray Television, Inc.	2,096,640
54,600	Juniper Networks, Inc.	1,493,310
1	Liberty Broadband Corp. Class C*	174
160,890	Liberty Latin America, Ltd. Class A*	2,229,935
281,316	Liberty Latin America, Ltd. Class C*	3,966,556
165,800	Lumen Technologies, Inc.	2,253,222
95,820	Lyft, Inc. Class A*	5,795,194
14,200	Nexstar Media Group, Inc. Class A	2,099,896
21,390	Nice, Ltd., ADR* (a)	5,293,169
9,700	Preformed Line Products Co.	719,740
84,722	Q2 Holdings, Inc.*	8,690,783
57,536	Revolve Group, Inc.*	3,964,230
107,200	TEGNA, Inc.	2,011,072
191,858	Vonage Holdings Corp.*	2,764,674
19,870	Zendesk, Inc.*	2,868,036

		71,925,773

	Consumer, Cyclical — 15.6%
42,589	Advance Auto Parts, Inc.	8,736,708
12,700	Alaska Air Group, Inc.*	765,937
62,800	Allison Transmission Holdings, Inc.	2,495,672
83,200	American Axle & Manufacturing Holdings, Inc.*	861,120

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
343,892	BJ’s Wholesale Club Holdings, Inc.*	16,362,381
58,700	BorgWarner, Inc.	2,849,298
54,225	BRP, Inc.	4,249,071
82,055	Brunswick Corp.	8,174,319
16,871	Burlington Stores, Inc.*	5,432,293
290,577	Cannae Holdings, Inc.*	9,853,466
36,291	Carter’s, Inc.	3,744,143
18,236	Casey’s General Stores, Inc.	3,549,455
24,230	Cavco Industries, Inc.*	5,383,664
12,075	Churchill Downs, Inc.	2,393,990
33,305	Columbia Sportswear Co.	3,275,880
36,070	Darden Restaurants, Inc.	5,265,859
43,400	Dick’s Sporting Goods, Inc.	4,348,246
52,784	Dorman Products, Inc.*	5,472,117
41,100	Ethan Allen Interiors, Inc.	1,134,360
60,857	Five Below, Inc.*	11,761,832
47,111	Floor & Decor Holdings, Inc. Class A*	4,979,633
39,400	Foot Locker, Inc.	2,428,222
25,228	Fox Factory Holding Corp.*	3,926,991
30,616	Freshpet, Inc.*	4,989,183
37,900	Genesco, Inc.*	2,413,472
34,621	Gentherm, Inc.*	2,459,822
41,400	GMS, Inc.*	1,992,996
79,900	Goodyear Tire & Rubber Co. (The)*	1,370,285
19,400	Group 1 Automotive, Inc.	2,995,942
45,000	Harley-Davidson, Inc.	2,061,900
41,200	Haverty Furniture Cos., Inc.	1,761,712
47,600	Herman Miller, Inc.	2,243,864
33,000	Hibbett Sports, Inc.*	2,957,790
57,400	JetBlue Airways Corp.*	963,172
14,100	Johnson Outdoors, Inc. Class A	1,706,100
53,400	La-Z-Boy, Inc.	1,977,936
27,542	LCI Industries	3,619,570
10,200	Lear Corp.	1,787,856
226,754	Lions Gate Entertainment Corp. Class B*	4,149,598
23,774	Lithia Motors, Inc. Class A	8,169,697
226,670	LKQ Corp.*	11,156,698
28,200	MDC Holdings, Inc.	1,426,920
181,570	Meritor, Inc.*	4,252,369
42,600	Methode Electronics, Inc.	2,096,346
34,800	Miller Industries, Inc.	1,372,512
72,305	Modine Manufacturing Co.*	1,199,540
59,949	Murphy USA, Inc.	7,995,398
135,701	National Vision Holdings, Inc.*	6,938,392
111,095	Nordstrom, Inc.*	4,062,744
21,000	Nu Skin Enterprises, Inc. Class A	1,189,650
39,500	ODP Corp. (The)*	1,896,395
54,703	Polaris, Inc.	7,492,123
12,779	Pool Corp.	5,861,216

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
43,500	PulteGroup, Inc.	2,373,795
109,000	Qurate Retail, Inc. Series A	1,426,810
91,100	Sally Beauty Holdings, Inc.*	2,010,577
25,400	ScanSource, Inc.*	714,502
40,609	SiteOne Landscape Supply, Inc.* (a)	6,873,479
69,634	Skechers USA, Inc. Class A*	3,469,862
19,400	SkyWest, Inc.*	835,558
41,300	Sonic Automotive, Inc. Class A(a)	1,847,762
153,570	Tapestry, Inc.*	6,677,224
120,473	Texas Roadhouse, Inc. Class A	11,589,503
47,400	Toll Brothers, Inc.	2,740,194
105,600	TRI Pointe Group, Inc.*	2,263,008
53,100	Triton International, Ltd.	2,779,254
39,583	UniFirst Corp.	9,287,755
94,051	Univar Solutions, Inc.*	2,292,963
11,880	Vail Resorts, Inc.*	3,760,258
21,200	Whirlpool Corp.	4,622,024
8,700	Williams-Sonoma, Inc.	1,388,955
125,544	World Fuel Services Corp.	3,983,511

		292,942,849

	Consumer, Non-cyclical — 23.3%
207,540	Acadia Healthcare Co., Inc.*	13,023,135
45,270	Acceleron Pharma, Inc.*	5,680,932
144,100	ACCO Brands Corp.	1,243,583
33,388	Adtalem Global Education, Inc.*	1,189,948
9,088	Argenx SE, ADR*	2,736,124
64,422	Ascendis Pharma AS, ADR*	8,474,714
58,674	Avalara, Inc.*	9,493,453
45,611	Axonics, Inc.* (a)	2,892,194
25,891	Bio-Rad Laboratories, Inc. Class A*	16,681,312
12,933	Bio-Techne Corp.	5,823,213
66,088	Blueprint Medicines Corp.*	5,813,100
50,425	Booz Allen Hamilton Holding Corp. Class A	4,295,202
38,926	Bridgebio Pharma, Inc.* (a)	2,372,929
24,407	Bright Horizons Family Solutions, Inc.*	3,590,514
199,281	Catalent, Inc.*	21,546,262
275,728	Catalyst Pharmaceuticals, Inc.*	1,585,436
16,400	Central Garden & Pet Co. Class A*	792,120
15,568	Charles River Laboratories International, Inc.*	5,758,915
45,373	Chegg, Inc.*	3,770,950
4,308	Chemed Corp.	2,044,146
30,234	CONMED Corp.	4,155,059
499,441	CoreCivic, Inc.*	5,229,147
5,490	CRA International, Inc.	469,944
29,400	DaVita, Inc.*	3,540,642
51,700	Deluxe Corp.	2,469,709
9,700	Emergent BioSolutions, Inc.*	611,003
31,635	Encompass Health Corp.	2,468,479

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
65,219	Gartner, Inc.*	15,796,042
129,537	Globus Medical, Inc. Class A*	10,043,004
29,019	Grand Canyon Education, Inc.*	2,610,839
72,732	H&R Block, Inc.	1,707,747
17,364	Haemonetics Corp.*	1,157,137
75,271	Halozyme Therapeutics, Inc.*	3,418,056
18,050	Helen of Troy, Ltd.*	4,117,566
160,159	Horizon Therapeutics Plc*	14,997,289
515,877	Hostess Brands, Inc. Class A*	8,352,049
41,237	ICON Plc, ADR* (a)	8,524,100
75,026	Ingles Markets, Inc. Class A	4,371,765
25,300	Ingredion, Inc.	2,289,650
132,416	Innoviva, Inc.*	1,775,699
40,151	Insulet Corp.*	11,021,851
41,296	Integer Holdings Corp.*	3,890,083
335,865	Ironwood Pharmaceuticals, Inc. Class A*	4,322,583
52,259	Jazz Pharmaceuticals Plc*	9,283,289
24,100	JM Smucker Co. (The)	3,122,637
27,296	Lancaster Colony Corp.	5,282,049
50,275	Lannett Co., Inc.*	234,784
21,121	LHC Group, Inc.*	4,229,691
27,500	ManpowerGroup, Inc.	3,270,025
57,128	MEDNAX, Inc.*	1,722,409
95,008	Mersana Therapeutics, Inc.*	1,290,209
21,607	Molina Healthcare, Inc.*	5,467,867
162,226	Molson Coors Beverage Co. Class B*	8,709,914
18,608	Morningstar, Inc.	4,784,303
143,221	Neurocrine Biosciences, Inc.*	13,938,268
227,934	Nielsen Holdings Plc	5,623,132
12,440	Novavax, Inc.* (a)	2,641,136
80,290	Oak Street Health, Inc.* (a)	4,702,585
83,150	Pacific Biosciences of California, Inc.* (a)	2,907,756
36,163	Pacira BioSciences, Inc.*	2,194,371
46,791	Patterson Cos., Inc.	1,421,979
318,812	Paya Holdings, Inc. Class A* (a)	3,513,308
79,343	Paylocity Holding Corp.*	15,138,644
67,600	Perdoceo Education Corp.*	829,452
87,815	Performance Food Group Co.*	4,258,149
49,600	Pilgrim’s Pride Corp.*	1,100,128
28,532	PRA Health Sciences, Inc.*	4,713,772
257,594	Premier, Inc. Class A	8,961,695
31,500	Prestige Consumer Healthcare, Inc.*	1,641,150
44,938	PTC Therapeutics, Inc.* (a)	1,899,529
44,260	Quest Diagnostics, Inc.	5,840,992
114,063	R1 RCM, Inc.*	2,536,761
31,400	Rent-A-Center, Inc.	1,666,398
99,514	Ritchie Bros Auctioneers, Inc.	5,899,190
72,429	Rocket Pharmaceuticals, Inc.* (a)	3,207,880
40,000	Select Medical Holdings Corp.	1,690,400

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
110,306	Simply Good Foods Co. (The)*	4,027,272
84,200	SpartanNash Co.	1,625,902
74,000	Sprouts Farmers Market, Inc.*	1,838,900
28,500	STERIS Plc	5,879,550
146,507	Syneos Health, Inc.*	13,110,911
122,740	TG Therapeutics, Inc.*	4,761,085
57,370	TransUnion	6,299,800
4,700	United Rentals, Inc.*	1,499,347
16,700	United Therapeutics Corp.*	2,996,147
27,300	Universal Corp.	1,555,281
12,800	Universal Health Services, Inc. Class B	1,874,304
53,435	Viad Corp.*	2,663,735
31,200	Weis Markets, Inc.	1,611,792
25,970	WEX, Inc.*	5,035,583
57,065	Xencor, Inc.*	1,968,172

		436,619,258

	Diversified — 0.1%
282,329	Foley Trasimene Acquisition Corp. Class A* (a)	2,758,354

	Energy — 1.4%
136,931	Diamondback Energy, Inc.	12,856,452
9,200	Enphase Energy, Inc.*	1,689,396
153,420	HollyFrontier Corp.	5,047,518
70,700	National Energy Services Reunited Corp.* (a)	1,007,475
51,170	PBF Energy, Inc. Class A*	782,901
21,097	Pioneer Natural Resources Co.	3,428,684
190,000	Southwestern Energy Co.*	1,077,300

		25,889,726

	Financial — 17.1%
61,500	Ally Financial, Inc.	3,065,160
85,548	American Campus Communities, Inc. REIT	3,996,803
203,071	American Equity Investment Life Holding Co.	6,563,255
82,106	American Financial Group, Inc.	10,240,260
198,300	Annaly Capital Management, Inc. REIT	1,760,904
64,400	Ares Capital Corp.(a)	1,261,596
110,164	Ares Management Corp. Class A	7,005,329
48,936	Artisan Partners Asset Management, Inc. Class A	2,486,927
155,400	Associated Banc-Corp.	3,182,592
131,786	Atlantic Union Bankshares Corp.	4,773,289
122,960	Axis Capital Holdings, Ltd.	6,026,270
56,889	Axos Financial, Inc.*	2,639,081
68,600	Banco Latinoamericano de Comercio Exterior SA	1,054,382
46,900	Bank of NT Butterfield & Son, Ltd. (The)	1,662,605
24,700	BankUnited, Inc.	1,054,443
270,561	BlackRock Capital Investment Corp.(a)	1,063,305
129,000	Braemar Hotels & Resorts, Inc. REIT*	801,090
134,200	Brandywine Realty Trust REIT	1,839,882

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
80,900	Brixmor Property Group, Inc. REIT	1,851,801
6,897	C&F Financial Corp.	351,747
140,800	Cadence BanCorp Class A	2,939,904
67,515	Cedar Realty Trust, Inc. REIT	1,136,953
99,300	Chimera Investment Corp. REIT	1,495,458
61,400	Citizens Financial Group, Inc.	2,816,418
170,300	City Office REIT, Inc. REIT	2,116,829
78,422	CNA Financial Corp.	3,567,417
157,800	CNO Financial Group, Inc.	3,727,236
41,900	Comerica, Inc.	2,989,146
28,893	CoreSite Realty Corp. REIT	3,888,998
139,600	Diversified Healthcare Trust REIT	583,528
229,284	Douglas Emmett, Inc. REIT	7,708,528
224,469	Easterly Government Properties, Inc. REIT	4,731,806
49,200	Equitable Holdings, Inc.	1,498,140
27,600	Essent Group, Ltd.	1,240,620
21,700	Federal Agricultural Mortgage Corp. Class C	2,146,130
199,141	Fidelity National Financial, Inc.	8,654,668
75,500	Fifth Third Bancorp	2,886,365
35,500	Financial Institutions, Inc.	1,065,000
77,700	First Busey Corp.	1,916,082
184,900	First Horizon Corp.	3,195,072
46,200	Flagstar Bancorp, Inc.	1,952,874
135,100	FNB Corp.	1,665,783
196,300	Franklin Street Properties Corp. REIT	1,032,538
67,201	FS KKR Capital Corp.(a)	1,445,496
43,100	Gaming and Leisure Properties, Inc. REIT	1,996,823
920,811	Genworth Financial, Inc. Class A*	3,591,163
86,200	GEO Group, Inc. (The) REIT(a)	613,744
113,231	Glacier Bancorp, Inc.	6,236,763
85,200	Global Net Lease, Inc. REIT	1,576,200
322,680	GoHealth, Inc. Class A*	3,617,243
36,238	Hamilton Lane, Inc. Class A	3,302,007
47,200	Hancock Whitney Corp.	2,097,568
66,600	Hanmi Financial Corp.	1,269,396
32,800	Heritage Insurance Holdings, Inc.	281,424
138,200	Hope Bancorp, Inc.	1,959,676
86,500	Horizon Bancorp, Inc.	1,507,695
187,301	Hudson Pacific Properties, Inc. REIT	5,210,714
69,000	Independent Bank Corp.	1,497,990
64,000	Industrial Logistics Properties Trust REIT	1,672,960
49,200	Iron Mountain, Inc. REIT(a)	2,082,144
87,500	Jefferies Financial Group, Inc.	2,992,500
51,706	Kemper Corp.	3,821,073
20,325	Kinsale Capital Group, Inc.	3,348,950
39,310	Lamar Advertising Co. REIT Class A	4,104,750
37,700	Lincoln National Corp.	2,369,068
36,590	LPL Financial Holdings, Inc.	4,938,918
262,500	MFA Financial, Inc. REIT	1,204,875

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
124,700	MGIC Investment Corp.	1,695,920
25,800	National Health Investors, Inc. REIT	1,729,890
139,500	Navient Corp.	2,696,535
113,300	New Mountain Finance Corp.	1,492,161
210,407	Newmark Group, Inc. Class A	2,526,988
748,148	Oaktree Specialty Lending Corp.	5,005,110
55,083	Office Properties Income Trust REIT	1,614,483
46,100	Omega Healthcare Investors, Inc. REIT	1,672,969
79,149	Pacific Premier Bancorp, Inc.	3,347,211
80,000	PennyMac Mortgage Investment Trust REIT	1,684,800
240,129	Physicians Realty Trust REIT	4,435,183
97,400	Piedmont Office Realty Trust, Inc. REIT Class A	1,798,978
88,381	Pinnacle Financial Partners, Inc.	7,803,158
41,958	Piper Sandler Cos.	5,436,078
25,500	Popular, Inc.	1,913,775
75,567	Preferred Apartment Communities, Inc. REIT Class A	736,778
18,000	Preferred Bank	1,138,860
255,300	Prospect Capital Corp.(a)	2,141,967
52,100	Radian Group, Inc.	1,159,225
101,900	Regions Financial Corp.	2,056,342
12,100	Reinsurance Group of America, Inc.	1,379,400
83,500	Retail Properties of America, Inc. REIT Class A	956,075
6,898	Retail Value, Inc. REIT	150,031
117,600	Sabra Health Care REIT, Inc. REIT	2,140,320
37,800	Sandy Spring Bancorp, Inc.	1,668,114
59,600	Service Properties Trust REIT	750,960
57,661	Signature Bank	14,164,425
341,251	Summit Hotel Properties, Inc. REIT*	3,183,872
42,915	Sun Communities, Inc. REIT	7,355,631
96,263	Tanger Factory Outlet Centers, Inc. REIT	1,814,558
82,500	Umpqua Holdings Corp.	1,522,125
72,400	Universal Insurance Holdings, Inc.	1,004,912
92,500	Unum Group	2,627,000
62,800	VEREIT, Inc. REIT	2,884,404
35,200	Victory Capital Holdings, Inc. Class A(a)	1,136,608
141,701	Voya Financial, Inc.	8,714,611
10,700	Walker & Dunlop, Inc.	1,116,866
100,183	Western Alliance Bancorp	9,301,991
73,600	Western Union Co. (The)	1,690,592
10,654	White Mountains Insurance Group, Ltd.	12,231,112
51,600	Zions Bancorp NA	2,727,576

		320,982,948

	Industrial — 17.4%
16,000	Acuity Brands, Inc.	2,992,480
109,245	Advanced Drainage Systems, Inc.	12,734,690
37,509	Advanced Energy Industries, Inc.	4,227,639
23,700	AGCO Corp.	3,090,006
423,278	Air Transport Services Group, Inc.*	9,832,748

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
42,100	Apogee Enterprises, Inc.	1,714,733
38,836	AptarGroup, Inc.	5,469,662
110,370	Argan, Inc.	5,274,582
65,505	Armstrong World Industries, Inc.	7,026,066
20,000	Arrow Electronics, Inc.*	2,276,600
177,465	Atkore International Group, Inc.*	12,600,015
34,700	Atlas Air Worldwide Holdings, Inc.*	2,363,417
37,713	Axon Enterprise, Inc.*	6,667,658
141,710	AZEK Co., Inc. (The) Class A*	6,017,007
47,330	Berry Global Group, Inc.*	3,086,863
66,875	Cognex Corp.	5,620,844
45,923	Colfax Corp.*	2,103,733
119,893	Comfort Systems USA, Inc.	9,446,369
13,400	Crane Co.	1,237,758
23,074	Curtiss-Wright Corp.	2,740,268
45,662	Eagle Materials, Inc.	6,489,027
37,186	ESCO Technologies, Inc.	3,488,419
59,487	Exponent, Inc.	5,306,835
129,598	Federal Signal Corp.	5,213,728
388,693	Gates Industrial Corp. Plc*	7,023,683
10,936	Generac Holdings, Inc.*	4,540,080
91,256	Gibraltar Industries, Inc.*	6,963,745
40,599	Graco, Inc.	3,073,344
441,706	GrafTech International, Ltd.	5,132,624
58,200	Greif, Inc. Class A	3,524,010
169,585	Harsco Corp.*	3,462,926
30,581	HEICO Corp.	4,263,603
229,464	Hexcel Corp.*	14,318,554
38,468	Huntington Ingalls Industries, Inc.	8,107,131
23,350	IDEX Corp.	5,138,167
257,341	Ingersoll Rand, Inc.*	12,560,814
74,400	Jabil, Inc.	4,324,128
14,701	Kornit Digital, Ltd.*	1,827,775
26,931	Landstar System, Inc.	4,255,637
33,400	Lincoln Electric Holdings, Inc.	4,399,114
29,100	MasTec, Inc.*	3,087,510
42,300	Matthews International Corp. Class A	1,521,108
78,100	MDU Resources Group, Inc.	2,447,654
31,900	Moog, Inc. Class A	2,681,514
31,586	Nordson Corp.	6,933,443
117,200	O-I Glass, Inc.*	1,913,876
27,600	Oshkosh Corp.	3,440,064
15,600	OSI Systems, Inc.*	1,585,584
26,500	Owens Corning	2,594,350
71,100	Primoris Services Corp.	2,092,473
36,535	RBC Bearings, Inc.*	7,285,810
19,390	Saia, Inc.*	4,062,011
43,100	Sanmina Corp.*	1,679,176
118,577	Schneider National, Inc. Class B	2,581,421

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
93,870	Sensata Technologies Holding Plc*	5,441,644
73,400	Silgan Holdings, Inc.	3,046,100
12,200	Snap-on, Inc.	2,725,846
17,900	SYNNEX Corp.	2,179,504
11,535	Teledyne Technologies, Inc.*	4,831,204
29,123	Tetra Tech, Inc.	3,554,171
30,400	Textron, Inc.	2,090,608
27,700	Timken Co. (The)	2,232,343
18,580	TopBuild Corp.*	3,674,752
69,746	Toro Co. (The)	7,663,690
87,529	Trex Co., Inc.*	8,946,339
28,936	TriMas Corp.*	877,629
54,418	Trimble, Inc.*	4,453,025
18,800	Trinseo SA	1,124,992
107,400	TTM Technologies, Inc.*	1,535,820
81,767	Universal Logistics Holdings, Inc.	1,905,171
43,115	US Ecology, Inc.*	1,617,675
82,300	Vishay Intertechnology, Inc.	1,855,865
58,900	Westrock Co.	3,134,658

		326,733,512

	Technology — 13.5%
63,081	1Life Healthcare, Inc.*	2,085,458
32,400	Amdocs, Ltd.	2,506,464
136,400	Amkor Technology, Inc.	3,228,588
431,072	Avaya Holdings Corp.*	11,595,837
90,212	Black Knight, Inc.*	7,034,732
38,799	Blackline, Inc.*	4,317,165
26,177	Broadridge Financial Solutions, Inc.	4,228,371
19,744	CACI International, Inc. Class A*	5,037,089
105,730	CDK Global, Inc.	5,253,724
69,407	Cerence, Inc.* (a)	7,406,421
59,750	Cirrus Logic, Inc.*	5,085,920
3,364	CMC Materials, Inc.	507,089
10,700	Concentrix Corp.*	1,720,560
43,800	CSG Systems International, Inc.	2,066,484
126,815	DXC Technology Co.*	4,938,176
38,400	Ebix, Inc.(a)	1,301,760
28,905	Endava Plc, ADR*	3,277,249
70,626	Entegris, Inc.	8,684,879
27,642	EPAM Systems, Inc.*	14,123,956
30,548	Five9, Inc.*	5,602,198
31,958	HubSpot, Inc.*	18,622,566
14,700	Insight Enterprises, Inc.*	1,470,147
22,700	J2 Global, Inc.*	3,122,385
97,042	KBR, Inc.	3,702,152
66,180	Lumentum Holdings, Inc.* (a)	5,428,745
28,200	Manhattan Associates, Inc.*	4,084,488
64,692	MKS Instruments, Inc.	11,511,941

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
14,134	Monolithic Power Systems, Inc.	5,278,342
269,491	NCR Corp.* (a)	12,291,485
46,282	Nova Measuring Instruments, Ltd.* (a)	4,761,955
64,967	Pegasystems, Inc.	9,042,757
22,422	Power Integrations, Inc.	1,839,949
136,517	Pure Storage, Inc. Class A*	2,666,177
112,391	Rapid7, Inc.*	10,635,560
47,300	Seagate Technology Holdings Plc	4,159,089
63,799	Semtech Corp.*	4,389,371
73,705	Silicon Laboratories, Inc.*	11,295,291
82,717	Silicon Motion Technology Corp., ADR	5,302,160
41,500	SMART Global Holdings, Inc.*	1,978,720
56,447	Smartsheet, Inc. Class A*	4,082,247
38,800	Sykes Enterprises, Inc.*	2,083,560
8,808	Tyler Technologies, Inc.*	3,984,475
29,700	Ultra Clean Holdings, Inc.*	1,595,484
64,300	Xerox Holdings Corp.	1,510,407
24,348	Zebra Technologies Corp. Class A*	12,892,023
542,130	Zynga, Inc. Class A*	5,762,842

		253,496,438

	Utilities — 1.5%
50,647	IDACORP, Inc.	4,938,082
24,700	National Fuel Gas Co.	1,290,575
94,200	NRG Energy, Inc.	3,796,260
89,360	OGE Energy Corp.	3,006,964
30,035	Pinnacle West Capital Corp.	2,461,969
86,044	Portland General Electric Co.	3,964,908
418,356	Vistra Corp.	7,760,504

		27,219,262

	TOTAL COMMON STOCKS (COST $1,344,425,749)	1,810,426,227

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.4%

	Mutual Fund — Securities Lending Collateral — 0.4%
7,211,163	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b) (c)	7,211,163

	TOTAL SHORT-TERM INVESTMENT (COST $7,211,163)	7,211,163

	TOTAL INVESTMENTS — 96.9% (Cost $1,351,636,912)	1,817,637,390

	Other Assets and Liabilities (net) — 3.1%	58,177,821

	NET ASSETS — 100.0%	$1,875,815,211

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	The rate disclosed is the 7-day net yield as of June 30, 2021.

(c)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
101	Russell 2000 E-mini Index	Sep 2021	$11,654,390	$(115,923)
43	S&P Mid 400 E-mini Index	Sep 2021	11,577,320	(230,225)

				$(346,148)

Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.5
Futures Contracts	0.0	*
Short-Term Investment	0.4
Other Assets and Liabilities (net)	3.1

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.